Prepaid Expense	6 Months Ended
Jun. 30, 2025
Prepaid Expense [Abstract]
Prepaid expense

3. Prepaid expense

Prepaid expense consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Consulting fee	$900,000	$-
Legal fee	20,000	-
Insurance expenses	56,023	2,599
Others	2,070	1,172
Total	$978,093	$3,771

Prepaid expense consist of primarily prepaid consulting fee, legal fee, insurance expenses and office expenses.

Prepaid consulting fee is refundable deposits. On April 11, 2025, a subsidiary of the Company entered into an exclusive agent agreement (the “Exclusive Agent Agreement”) with an independent third-party agent incorporated in Hong Kong. This agreement authorizes the agent to exclusively represent the Company in the negotiation and acquisition of biotech-related intellectual property and projects for application in the wine vintage sector.

The Exclusive Agent Agreement included total consideration of $100,000 for the service fees, with $50,000 paid upon signing of this agreement and $50,000 paid upon completion of the acquisition facilitated. Also it required $900,000 refundable deposits to lock up at least a 6-month exclusive period. The Exclusive Agent Agreement is valid for twelve months from the date of the Exclusive Agent Agreement, unless terminated by either party with 30 days’ written notice.